Description of Transaction and Basis of Presentation (Details) - USD ($) $ in Thousands			1 Months Ended
	Jan. 11, 2022	Apr. 01, 2021	Jan. 31, 2022
Description of Transaction and Basis of Presentation (Details) [Line Items]
Total consideration		$ 21,000
Subsequent Event [Member]
Description of Transaction and Basis of Presentation (Details) [Line Items]
Shareholders percentage			50.00%
Ownership percentage			10.00%
Second sale installment	$ 4,800
Loan payoff amount	$ 638